Stock-Based Compensation - 10Q	9 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation	Stock-Based Compensation
In connection with the reverse merger, the Company stockholders approved the 2023 Equity Incentive Plan (the “2023 EIP”) on December 13, 2023 and Board of Directors ratified the 2023 EIP on December 18, 2023. The 2023 EIP provides for the grant of stock options, restricted stock, restricted stock units (“RSUs”) and other stock-based awards, any of which may be performance-based, and for incentive bonuses, which may be paid in cash, Company common stock or a combination thereof.
The number of shares reserved for issuance under the 2023 EIP is equal to 2,237,722 shares of the Company’s common stock. The 2023 EIP provides that the number of shares reserved and available for issuance under the 2023 EIP will automatically increase on January 1 of each year beginning in 2024 and ending with a final increase on January 1, 2033 in an amount equal to 4% of the total number of shares of common stock outstanding on such date or to a lesser amount determined by the Compensation Committee of the Board of Directors.
As of December 31, 2023, no shares of the Company’s common stock were issued under the 2023 EIP.
In connection with the reverse merger, the Company assumed all of the options outstanding under the Neurogene OpCo 2018 Equity Incentive Plan. All of the stock options outstanding under the 2018 Stock Incentive Plan at the time of the Closing of the reverse merger were adjusted to the number of shares and exercise price to reflect the Exchange Ratio. As of December 31, 2023, 609,124 shares of the Company’s common stock were outstanding under the Neurogene OpCo 2018 Equity Incentive Plan and no further grants will be made under the Neurogene OpCo 2018 Equity Incentive Plan.
In connection with the reverse merger, the Company assumed all of the options outstanding under the Neoleukin 2014 Equity Incentive Plan. As of December 31, 2023, 214,709 shares of the Company’s common stock were outstanding under the Neoleukin 2014 Equity Incentive Plan and no further grants will be made under the Neoleukin 2014 Equity Incentive Plan.
The Company measures stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded stock-based compensation expense in the following expense categories in its accompanying consolidated statements of operations (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$897	$732
General and administrative	521	520
Total expense	$1,418	$1,252
The following table summarizes the option activity under the stock option plans:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at December 31, 2022	468,632	$13.23	7.37
Assumption of options in connection with the reverse merger	215,207	$77.20	2.50
Granted	183,391	$18.91
Exercised	(20,348)	$8.24
Expired/Forfeited	(23,049)	$20.34
Outstanding at December 31, 2023	823,833	$31.43	5.89
Exercisable at December 31, 2023	527,053	$38.42	4.73
At December 31, 2023, the aggregate intrinsic value of outstanding options and exercisable options was approximately $2.6 million and $2.3 million, respectively. The aggregate intrinsic value of options exercised was approximately $0.3 million for the year ended December 31, 2023.
The weighted-average grant date fair value of options granted was $12.99 and $15.37 per share for the years ended December 31, 2023 and 2022, respectively. The Company recorded stock-based compensation related to stock options of approximately $1.4 million and $1.0 million for the years ended December 31, 2023 and 2022, respectively. As of December 31, 2023, the total unrecognized compensation expense related to unvested stock option awards was approximately $3.2 million, which the Company expects to recognize over a weighted-average period of 2.59 years.
The following table summarizes information about the outstanding and exercisable options at December 31, 2023 (in thousands, except share and per share amounts):

	Options Outstanding				Options Exercisable
Exercise Price Range	Number Outstanding	Weighted Average Remaining Contractual	Weighted Average Exercise Price	Intrinsic Value	Number Exercisable	Weighted Average Remaining Contractual	Weighted average Exercise Price	Intrinsic Value
$5.19 - $9.99	108,600	5.12	$5.86	$1,469	108,315	5.12	$5.86	$1,465
$10.00 - $19.99	365,112	6.95	$15.06	$1,596	184,871	5.37	$13.42	$1,120
$20.00 - $29.99	196,723	7.14	$22.43	$—	80,817	7.41	$22.88	$—
$30.00 - $274.80	153,398	2.27	$100.05	$—	153,050	2.26	$99.86	$—
The fair value of each option was estimated on the date of grant using the weighted average assumptions in the table below:

	Year Ended December 31,
	2023	2022
Expected volatility	82.96%-83.70%	71.71%-74.01%
Risk-free interest rate	3.45%-4.46%	1.47%-4.22%
Expected life (in years)	3.58-6.08	5.87-6.09
Expected dividend yield	—	—
Fair value of common stock	$18.39	$20.24
Restricted Stock Awards
The Company granted shares of its restricted Class A common stock to certain of its employees in accordance with the terms of their restricted stock award agreements (“RSA”).
The following table summarizes restricted Class A common stock activity:

	Number of shares	Weighted- average grant date fair value
Unvested balance at December 31, 2022	6,691	$5.82
Vested	(6,691)	$5.82
Unvested balance at December 31, 2023	—	$—
The Company recorded stock-based compensation expense related to RSAs of approximately $0.02 million and $0.2 million for the years ended December 31, 2023, and 2022, respectively.
Employee Stock Purchase Plan
In connection with the reverse merger, the Company stockholders approved the 2023 Employee Stock Purchase Plan (the “2023 ESPP”) on December 13, 2018 and Board of Directors ratified the 2023 ESPP on December 18, 2018. A total of 173,223 shares of common stock have been reserved for issuance under the 2023 ESPP.
Subject to share and dollar limits as described in the plan, the 2023 ESPP allows eligible employees to contribute, through payroll deductions, up to 15% of their earnings for the purchase of the Company’s shares of common stock at the lower of 85% of the closing price of the Company’s common stock on the first trading day of the offering period or 85% of the closing price of the Company’s common stock on the last trading day of the offering period. As of December 31, 2023, no shares have been issued under the 2023 ESPP.
Stock-Based Compensation
The Company measures stock-based awards at their grant-date fair value and records compensation expense on a straight-line basis over the vesting period of the awards. The Company recorded stock-based compensation expense in the following expense categories in its accompanying statements of operations (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Research and development	$1,272	$242	$3,212	$657
General and administrative	1,202	144	2,621	406
Total expense	$2,474	$386	$5,833	$1,063
The following table summarizes the option activity:

	Number of shares	Weighted average exercise price per share	Weighted average remaining contractual term (years)
Outstanding at December 31, 2023	823,833	$31.43	5.89
Granted	849,012	$35.31
Exercised *	(83,795)	$17.63
Expired/Forfeited	(204,868)	$74.86
Outstanding at September 30, 2024	1,384,182	$28.22	8.09
Exercisable at September 30, 2024	461,339	$18.34	6.02
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*14,582 options were exercised on September 30, 2024 and the cash for the option exercise was received on October 1, 2024. Accordingly, a receivable of approximately $0.3 million was recorded as a reduction in additional paid-in-capital as of September 30, 2024 in the condensed consolidated balance sheet.
As of September 30, 2024, the aggregate intrinsic value of outstanding options and exercisable options was approximately $20.0 million and $11.8 million, respectively. The aggregate intrinsic value of options exercised was approximately $1.4 million for the nine months ended September 30, 2024.
The weighted-average grant date fair value of options granted was $26.52 and $12.99 per share for the nine months ended September 30, 2024 and 2023, respectively. The Company recorded stock-based compensation related to stock options of approximately $1.8 million and $0.4 million for the three months ended September 30, 2024 and 2023, respectively, and $4.3 million and $1.0 million for the nine months ended September 30, 2024 and 2023, respectively. As of September 30, 2024, the total unrecognized compensation expense related to unvested stock option awards was approximately $19.9 million, which the Company expects to recognize over a weighted-average period of 3.08 years.
The fair value of each option was estimated on the grant date using the weighted average assumptions in the table below:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Expected volatility	90.85%-92.31%	—%-—%	86.39%-92.31%	82.96%-83.70%
Risk-free interest rate	3.43%-4.40%	—%-—%	3.43%-4.60%	3.45% - 4.46%
Expected life (in years)	5.95-6.12	0.00-0.00	5.50-6.15	3.58 - 6.08
Expected dividend yield	—	—	—	—
Fair value of common stock (1)				$18.39
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(1)Prior to the reverse merger, the Company periodically estimated the fair value of the Company’s common stock considering, among other things, valuations of its common stock prepared by management with the assistance of a third-party valuation firm in accordance with the guidance provided by the American Institute of Certified Public Accountants 2013 Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation. Following the reverse merger, the fair value of the Company’s common stock is based on the closing stock price on the date of grant as reported on the Nasdaq Global Market.
A summary of the Company’s RSU activity and related information for the nine months ended September 30, 2024 is as follows:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2023	—	$—
Restricted stock units granted	482,384	$36.06
Restricted stock units forfeited	(4,771)	$36.06
Unvested at September 30, 2024	477,613	$36.06
252,124 of these RSUs were granted with vesting in two equal tranches based on certain performance conditions ("PSUs"). Each PSU entitles the holder to receive one share of the Company's common stock when the PSU vests. During the nine months ended September 30, 2024, the related performance conditions were not met and are not currently considered probable to vest. As such, no expense is recognized as of September 30, 2024.
The Company recorded stock-based compensation expense related to RSUs of approximately $0.7 million and $1.5 million for the three and nine months ended September 30, 2024, respectively. As of September 30, 2024, there was approximately $6.6 million of unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a remaining weighted average vesting period of approximately 2.44 years.